Segmented Information (Tables)	9 Months Ended
Sep. 30, 2023
Segmented Information Disclosure [Abstract]
Schedule of Geographical Segments, Segment Revenue Is Based on the Geographical Location of the Customers	Geographical area information is shown below:
External revenues by Geography for the three and nine month period ended	9 months ended Sep 30		3 months ended Sep 30
(in thousands)	2023	2022	2023	2022
USA	$4,478	$2,368	$1,276	$1,648
Canada	1,036	1,114	304	495
EMEA	842	841	262	391
Australia	-	47	-	34
Total	$6,356	$4,370	$1,842	$2,568

Schedule of Non Current Asset Geographic Area Information	Non-current asset geographic area information is shown below:
(in thousands)	Sept 30, 2023	December 31, 2022
Long-term receivable total	$137	$150
Canada	-	-
EMEA	137	150

Right of use asset total	$666	$887
Canada	100	177
EMEA	566	710

Equipment total	$180	$207
Canada	-	-
EMEA	180	207

Intangibles total	$7,997	$6,988
Canada	36	-
EMEA	7,961	6,988

Schedule of Product Information	Product information is shown below:
Revenue by product line	9 months ended Sep 30		3 months ended Sep 30
(in thousands)	2023	2022	2023	2022
Cellular boosters and related accessories	$1,800	1,882	$778	717
Rugged devices and related accessories	$4,556	2,488	$1,064	1,851
Total	$6,356	$4,370	$1,842	$2,568